RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
RISK MANAGEMENT

3)       RISK MANAGEMENT

The risk management activity is highly strategic due to the increasing complexity of products and services and the globalization of the Company's business. The dynamism of the markets leads the Company to constantly seek to improve this activity.

The Company carries out a corporate risk control in an integrated and independent manner, preserving and giving value to a collective decision-making environment, developing and implementing methodologies, models and tools for measurement and control. It promotes the dissemination of the risk culture to all employees, at all hierarchical levels, from the business areas to the Board of Directors.

Covid-19 Pandemic

Following health protocols, the Company initiated the gradual return of employees to in-person activities in the administrative centers and branches network. This plan recommends a safe return of the employees and includes all of the recommendations by the Ministry of Health.

Some learnings were incorporated into our operations, for example, how to virtually relate to our supplier customers and the intensification of remote work in the Company.

Scope of Risk Management

The Company's risk management scope reaches a wide vision of risks within the Company, allowing risks at a consolidated level to be supported by the corporate risk management process in order to support the development of the Company's activities. To this end, the Company’s action is carried out by means of three lines of defense in which they all contribute to provide reasonable assurance that the specified goals are reached:

•	First line, represented by the business areas and areas of support, responsible for identifying, assessing, reporting and managing the inherent risks as part of the day-to-day activities. In addition, they are responsible for the execution of controls, in response to the risks, and/or for the definition and implementation of action plans to ensure the effectiveness of the internal control environment, while keeping risks within acceptable levels;

•	Second line, represented by the areas of supervision, responsible for establishing policies and procedures of risk management and compliance for the development and/or monitoring of controls in the first line of defense. In this line, we highlight the Departments of Integrated Risk Control, Compliance, Conduct and Ethics, Legal, and Corporate Security, among others;
•	Third line, represented by the General Inspectorate Department Audit and General Inspectory, which is responsible for assessing independently the effectiveness of the risk management and internal controls, including the form by which the first and second lines accomplish their goals, reporting the results of their work to the Board of Directors, the Audit Committee, Fiscal Council and senior management.

Risk Appetite Statement (RAS)

The risk appetite refers to the types and levels of risks that the Company is willing to accept in the conduct of its business and purposes. The Risk Appetite Statement – RAS is an important instrument that summarizes the risk culture of the Company.

At the same time, RAS emphasizes the existence of an efficient process of assignments in the operational risk management and in the performance of control functions, as well as for mitigation and disciplinary actions and processes of scheduling and reporting to Senior Management upon breach of the risk limits or control processes established.

The Risk Appetite Statement is reviewed on annual basis[1], or whenever necessary, by the Board of Directors and permanently monitored by forums of the Senior Management and business and control areas.

RAS reinforces the dissemination of the risk culture by disclosing the main aspects of risk appetite of the Company to all its members.

Dimensions of Risk Appetite

For the many types of risks, whether measurable or not, the Company established control approaches, observing the main global dimensions:

Capital: the Company seeks to maintain, permanently, a solid capital base to support the development of activities and cope with the risks incurred (in normal situations or of stress), as well as to support any losses arising from non-measurable risks and make possible strategic acquisitions. To meet this goal, capital buffers were established, which are part of the framework of risk appetite, which are defined and approved by the Board of Directors.

The Company has established that the Indexes of Basel, Level I, of Common Equity and Leverage Ratio should correspond at least to the regulatory cap, plus the current Equity buffer.

Liquidity: the Company aims to effectively comply with its obligations through diversified and low cost sources of funding to provide a cash structure compatible with the size of its obligations; thus, ensuring survival even in adverse scenarios without affecting its daily operations and incurring significant losses.

For this dimension, indicators were established for short- and long-term monitoring. The Short-Term Liquidity Coverage Ratio (LCR) corresponds to the ratio between the stock of High-Quality Liquidity Assets (HQLA) and the total number of outflows of cash, calculated according to the standardized stress by the Central Bank of Brazil. Now the Indicator of Long-Term Liquidity – NSFR (Net Stable Funding Ratio) corresponds to the ratio between the stable funding available and the stable funding necessary.

Profitability: the Company prioritizes diligence for the sustainable growth of its business and results and for the adequate remuneration of its equity, seeking to cover the remuneration expectation of its shareholders in relation to the risks assumed in their business.

The Company periodically monitors key performance indicators of the results by line of business, segments and products. On the basis of these monitoring, analyses, projections and studies are made in order to inform the business areas and Senior Management about the individual and consolidated results, thus allowing conscious decision making and strategic reviews.

[1] The Risk Committee, in relation to the RAS, has the following attributions: to assess the risk appetite levels set out in the Risk Appetite Statement (RAS) and the strategies for its management, taking risks into account individually and in an integrated manner; and b) to supervise compliance, by the institution’s Board of Executive Officers, with the terms of the RAS.

Loan: the Company focus on domestic customers, on diversified and dispersed manner, in terms of products and segments, aiming at the security and quality of the portfolio, with guarantees consistent with the risks assumed, considering the amounts, purposes and terms of loans granted, maintaining proper levels of provisions and concentrations.

The monitoring of credit risk is accomplished through continuous monitoring of portfolios and exhibitions, with assessment of the evolution of their volumes, delinquency, provisioning, studies of harvests, and equity, among others. Additionally, the Company has a structured process of governance of limits of liability for approval of credit operations and recovery.

In relation to the risk appetite, metrics were defined to monitor the concentration limits of operations for the Economic Group, Sector and Transfer (concentration per country). In addition to the indicators of concentration, a specific indicator was established for the level of delinquencies above 90 days for Individuals (PF), an indicator of Margin of Economic Capital of Credit Risk, in order to monitor and track the capital in the economic and regulatory visions, and an indicator of the percentage of Troubled Assets.

Market: the Company aims to align the exposures to the strategic guidelines, with specific limits established on independent basis and with risks mapped, measured and classified as to the probability and magnitude.

The Company monitors and controls the possibility of financial losses due to fluctuating prices and interest rates of the financial instruments, as its asset and liability portfolios may have mismatched maturities, currencies and indexes. Considering the dynamics of this type of risk and the characteristics of each investment portfolio, various limits of risks and results were established.

For the Trading portfolio the indicators of Value at Risk (VaR), Stress Scenarios for a month and of Monthly and Quarterly Result are part of the risk appetite. For the Banking portfolio, the ΔEVE Internal Model; ΔEVE Outlier test; and ΔNII Internal Model and follow-up of the positions market evaluated.

Operational: the Company aims to provide assurance with regard to appropriately carrying out its business in accordance with laws regulations and policies, ensuring that processes are covered by efficient controls.

In view of the wide range of products and services offered, as well as the significant volume of activities and operations made, the Company can incur operating losses resulting from flaws, deficiency or inadequacy of internal processes, people and systems, or from external events.

In this sense, in the context of the Prudential Conglomerate, the Company established limits of appetite and tolerance for operating losses, which are monitored on a monthly basis. Additionally, an indicator for monitoring the availability of the main channels of customer service and systems has been defined, aiming to provide continuous readiness in the customer service.

Reputation: the Company monitors its reputation as perceived by customers, employees, regulatory authority, investors and the market in general, aiming to ensure the timely identification and assessment of potential sources of this risk and act preventively to mitigate them.

The control of reputation risk aims to ensure that the Company evaluates and monitors the perception of various stakeholders in order to identify potential sources of risk in reputation and act in a timely manner to mitigate it.

The control of this risk is performed by means of a Consolidated Index of Reputation, which is subdivided into dimensions under which it is possible to determine the reputation of the Company as perceived by customers, employees, regulatory authority, investors and the market in general.

Model: the Company uses models to support the decision-making, preparation of financial reports and regulations, and to provide predictive information in several areas of the business. In this context, the Company recognizes the existence of the risk associated with the use of the models and importance of its management process.

The Company carries out the management and control of the model risk by means of assessment, inventory and classification of relevance and model risk, backed by processes of governance.

Qualitative Risk: in addition to the risks described above, the Company is exposed to the risks of Third Party, Strategy, Socio-environmental, Underwriting, Cyber Security and Compliance. These risks are managed by means of processes and a governance structure that is composed of Departmental Committees, executive committees and Senior Management. The management of these risks has the backing of policies, standards and procedures that contribute to their proper management and control.

Risk and Capital Management Structures

Risk and capital management structures also comprise various committees, commissions and departments that support the Board of Directors, the Chief Executive Officer, the Chief Risk Officer and the Board of Executive Officers of the Company in decision-making.

The Company has the Integrated Risk and Capital Allocation Management Committee – COGIRAC, whose duty is to advise the Director-CEO in performing its duties, related to the management and control of all risks, and to the capital of the Company.

COGIRAC are supported by the following executive committees: a) Risk Monitoring, b) Risk Management, c) PLDFT/Sanctions and Information Security/Cyber Executive Committee and d) Risk Management, Actuarial Control and Compliance of Bradesco Seguros. In addition, it also is supported by the Products and Services Executive Committee and the executive committees in business areas, which, among other duties, suggest exposure thresholds for their respective risks and prepare mitigation plans to be submitted to COGIRAC and to the Board of Directors.

In addition, it is the responsibility of the Risk Committee to assess the structure of the Company’s risk management and occasionally propose improvements as well as to advise the Board of Directors in the performance of its assignments related to the management and control of risks and capital.

In this structure, the Integrated Risk Control Department (DCIR), whose mission is to promote and to implement risk control and capital allocation through robust practices and certification of existence, execution and effectiveness of controls which assure acceptable risk levels in the Company’s processes, independently, consistently, on a transparent and integrated manner stands out. This Department is also responsible for complying with the Central Bank of Brazil rules for risk management activities.

Stress Test Program

The risk management structure has a stress test program defined as a coordinated set of processes and routines, containing own methodologies, documentation and governance, whose principal purpose is to identify potential vulnerabilities of the institution. Stress tests are exercises of prospective evaluation of the potential impacts of adverse events and circumstances on capital, on liquidity or on the value of a portfolio of the Company.

In the Program of Stress Tests, the scenarios are designed by the Department of Research and Economic Studies – DEPEC and discussed with the Business areas, DCIR, Department of Controllership, among other areas. The scenarios and results are discussed and approved in specific governance for this theme, where they are validated by COGIRAC. Afterwards, they are submitted for assessment by the Risk Committee and deliberated by the Board of Directors, which beyond these scenarios and results of the stress tests, is the responsible for the approval of the program and for the directives to be followed.

Stress tests are used as a tool for managing risks: in its identification, measurement, evaluation, monitoring, control and mitigation of risks of the institution. The results of stress tests are used for evaluation of capital and liquidity levels of the institution, for preparation of the respective contingency plans, for evaluation of the capital adequacy and for the recovery plan. Similarly, the results are considered in the decisions related to strategic guidelines, definition of the levels and limits of risk appetite applied to the management of risks and capital, as well as in the definition of governance actions aimed at mitigation of risks identified by aligning them to the risk appetite of the Company.

3.1.Capital	Management

Capital Management Corporate Process

The Capital Management provides the conditions required to meet the Company’s strategic goals to support the risks inherent to its activities. In this way, it adopts a forward-looking stance when elaborating its capital plan, anticipating the need for capital for the next three (3) years, as well as establishing procedures and contingency actions to be considered in adverse scenarios.

The Company manages capital in line with the strategic guidelines, involving the control and business areas, in accordance with the guidelines of the Board of Executive Officers and Board of Directors. The structure of Capital Management Governance, Internal Capital Adequacy Assessment Process (ICAAP) and Recovery Plan is composed by Commissions, Committees and its highest-level body is the Board of Directors.

The Controllership Department ensures compliance with the stipulations of the Central Bank of Brazil pertaining to capital management activities and assistance to the Senior Management by providing analyses and projections of capital requirements and availability, identifying threats and opportunities that help plan the sufficiency and optimization of capital levels.

The Company also has a Recovery Plan, delivered to the Central Bank of Brazil in December of each year and approved by the Board of Directors in accordance with CMN Resolution No. 4,502, of June 30, 2016, establishing procedures for the preparation of recovery plans, in order to maintain adequate levels of capital and liquidity in situations of severe stress in financial institutions considered systemically important.

Reference Equity Adequacy

The Reference Equity (RE) adequacy is verified daily to ensure that the Company maintains a solid capital base in normal situations or in extreme market conditions and complying with regulatory requirements.

The objective of the Central Bank of Brazil is that the financial institutions permanently maintain capital and additional Reference Equity Tier I (Conservation, Systemic and Countercyclical)

compatible with the risks from their activities. The risks are represented by Risk-Weighted Assets (RWA), which is calculated based on, at least, the sum of credit, market and operational risk components.

Additionally, the Company must maintain enough RE to meet the interest rate risk from operations not included in the trading portfolio (Banking Portfolio’s interest rate risk).

Capital Sufficiency

The capital management process is aligned with the strategic planning and is forward looking, anticipating any changes in the economic and commercial environment conditions in which the Company operates.

The Company’s capital management aims at permanently ensuring a sound capital composition to support the development of its activities and to ensure adequate coverage of risks incurred. The Company maintains a managerial capital margin (buffer), which is added to the minimum regulatory requirements.

The management buffer is defined according to the market practices and the regulatory requirements, observing aspects such as additional impacts generated by stress scenarios, qualitative risks and risks not captured by the regulatory model.

The Company’s regulatory capital sufficiency is monitored by periodically calculating the Basel Ratio, Tier I Ratio and Common Equity Ratio.

Capital Forecast

The Capital Management area is responsible for making simulations and projections of the Company’s capital, in accordance with the strategic guidelines, the impacts arising from variations and trends of the economic and business environment as well as regulatory changes. The results from the projections are submitted to the Senior Management, pursuant to the governance established.

The projections for the next three years have adequate levels of Capital Ratios, considering the incorporation of net income and the evolution of the need for capital.

Analysis of Reference Equity (RE), Capital Ratios and Liquidity

The following table presents the main metrics established by prudential regulation, such as regulatory capital, leverage ratio and liquidity indicators:

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31, 2021	On December 31, 2020
	Prudential
Regulatory capital - values
Common equity	119,106,689	108,982,064
Level I	130,565,269	118,281,835
Reference Equity - RE	150,236,230	135,723,674
Risk-weighted assets (RWA) - amounts
Total RWA	953,325,685	858,692,912
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	12.5%	12.7%
Level 1 Index	13.7%	13.8%
Basel Ratio	15.8%	15.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation – ACP Conservation (1)	2.00%	1.25%

Calculation basis - Basel Ratio	R$ thousand
	Basel III
	On December 31, 2021	On December 31, 2020
	Prudential
Regulatory capital - values
Additional Contracyclic Common Equity – ACP Contracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP	3.00%	2.25%
Excess Margin of Common Equity	4.99%	5.94%
Leverage Ratio (AR)
Total exposure	1,530,418,615	1,436,809,012
AR	8.5%	8.2%
Short Term Liquidity Indicator (LCR)	-
Total High Quality Liquid Assets (HQLA)	177,885,181	244,827,538
Total net cash outflow	128,779,954	137,247,662
LCR	138.1%	178.4%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	803,600,023	743,148,945
Stable resources required (RSF)	686,072,267	618,540,418
NSFR	117.1%	120.1%

(1)	CMN Resolution No. 4,783/20, from April 2020, establishes the reduction of the Common Equity Additional for Conservation (ACPConservação) from 2.5% to 1.25%, for the term of one year and after this period, the requirement will gradually be restored until March 31, 2022 to the level of 2.5%.

The minimum regulatory requirements determined by Central Bank of Brazil are presented below:

Basel Ratio[1] 10.63% as of April, 2021 11.00% as of October, 2021 11.50% as of April, 2022	Tier I Ratio [1] 8.63% as of April, 2021 9.00% as of October, 2021 9.50% as of April, 2022	Common Equity Ratio[1] 7.13% as of April, 2021 7.50% as of October, 2021 8.00% as of April, 2022
Leverage Ratio 3.0% The minimum requirement was defined by CMN Resolution 4,615, in November, 2017, effective as of January, 2018	LCR 90% in 2018 100% as of 2019	NSFR 100% The minimum requirement was defined by CMN Resolution 4,616, in November, 2017, effective as of October, 2018.

1 The Total Capital Ratio, the Tier I Ratio and the Common Equity Tier I Ratio encompass the Additional CET1 buffer requirements of Conservation, Systemic and Countercyclical, as per the CMN Resolution 4,193/13 and BCB Circular 3,768/15 and 3,769/15, respectively. The CMN Resolution 4,783/20, effective as of April, 2020, establishes the reduction of the conservation capital buffer requirement from 2.5% to 1.25%, for a period of one year and after this period, the requirement will be gradually reinstated until March 31, 2022 at the level of 2.5%.

Breakdown of Risk-Weighted Assets (RWA)

The following table presents information on the amount of RWA used to determine the minimum RE requirement, as established in art. 4 of CMN Resolution No. 4,193/13:

RWA	R$ thousand
	RWA		Minimum RE requirement (2)
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Credit Risk - treatment using a standardized approach	873,736,764	779,588,540	69,898,941	62,367,083
Credit risk in the strict sense (1)	741,032,973	642,582,738	59,282,638	51,406,619
Counterparty credit risk (CCR)	27,975,903	35,625,688	2,238,072	2,850,055
- Of which: through standardized approach to counterparty credit risk (SA-CCR)	21,429,406	23,851,517	1,714,352	1,908,121
- Of which: using the EMC approach	-	-	-	-
- Of which: using other approaches	6,546,497	11,774,170	523,720	941,934
Increase related to the adjustment associated with the variation in the value of derivatives due to the variation in the credit quality of the counterparty (CVA)	15,147,949	14,687,826	1,211,836	1,175,026
Unconsolidated fund shares - underlying assets identified	3,776,671	3,960,234	302,134	316,819
Unconsolidated fund shares - underlying assets inferred according to fund regulations	-	-	-	-
Unconsolidated fund shares - unidentified underlying assets	1,771,325	-	141,706	-
Securitization exposures - requirement calculated using standardized approach	501,904	2,791,550	40,152	223,324
Values referring to exposures not deducted in the calculation of PR (2)	83,530,038	79,940,504	6,682,403	6,395,240
Market Risk (3)	7,995,181	14,690,553	639,615	1,175,244
- Of which: requirement calculated using standardized approach (RWAMPAD)	8,193,036	8,805,006	655,443	704,400
- Of which: requirement calculated using internal model (RWAMINT)	7,995,181	14,690,553	639,615	1,175,244
Operational Risk	71,593,740	64,413,820	5,727,499	5,153,106
Total	953,325,685	858,692,912	76,266,055	68,695,433
(1)	It does not include Counterparty Credit Risk operations;
(2)	As defined in Resolution No. 4,192/13, 3, art. 4; and
(3)	Composed of a maximum of 80% of the standardized model (RWAMPAD) and internal model (RWAMINT), according to Circular No. 3,646 and No. 3,674.

3.2.	Credit risk

Credit risk refers to the possibility of losses associated with the borrower’s or counterparty’s failure to comply with their financial obligations under the terms agreed, as well as the fall in value of loan agreements resulting from deterioration in the borrower’s risk rating, the reduction in gains or remunerations, benefits granted to borrowers in renegotiations, recovery costs and other costs related to the counterparty’s noncompliance with the financial obligations. Additionally, it includes the concentration risk and the country/transfer risk.

Credit risk management in the Company is a continuous and evolving process of mapping, development, assessment and diagnosis through the use of models, instruments and procedures that require a high degree of discipline and control during the analysis of transactions in order to preserve the integrity and autonomy of the processes.

The Company controls the exposure to credit risk which comprises mainly loans and advances, loan commitments, financial guarantees provided, securities and derivatives.

With the objective of not compromising the quality of the portfolio, all aspects inherent to credit concession, concentration, guarantee requirements and terms, among others, are observed.

The Company continuously maps the activities that could possibly generate exposure to credit risk, classifying them by their probability and magnitude, identifying their managers and mitigation plans.

Counterparty Credit Risk

The counterparty credit risk to which the Company is exposed includes the possibility of losses due to the non-compliance by counterparties with their obligations relating to the settlement of financial asset trades involving bilateral flows, including the settlement of derivative financial instruments.

The Company exercises control over the replacement cost and potential future exposures from operations where there is counterparty credit risk. Thereby, each counterparty’s exposure referring to this risk is treated in the same way and is part of general credit limits granted by the Company’s to its customers.

In short, the Counterparty Credit Risk management covers the modeling and monitoring (i) of the consumption of the credit limit of the counterparties, (ii) of the portion of the adjustment at fair value of the portfolio of credit derivatives (CTF – Credit Value Adjustment) and (iii) of the respective regulatory and economic capital. The methodology adopted by the Company establishes that the credit exposure of the portfolio to certain counterparty can be calculated based on the Replacement Cost (RC) of its operations in different scenarios of the financial market, which is possible through the Monte Carlo simulation process.

In the context of risk management, the Company performs the calculation of economic capital for credit risk, in order to contemplate the portfolio of derivatives segragated by the counterpart both for the definition of the EAD (Exposure at Default) and the CVA (Credit Value Adjustment).

Also in this context, the Company conducts studies of projection of capital, for example of the Stress Test of the ICAAP (Evaluation of Capital Adequacy) and TEBU (Bottom-Up Stress Test). These are multidisciplinary programs involving minimally the areas of Business and Economic Departments, of Budget/Result and Risk.

Regarding the forms of mitigating the counterparty credit risk that the Company is exposed to, the most usual is the composition of guarantees as margin deposits and disposal of public securities, which are made by the counterparty with the Company or with other trustees, whose counterparty’s risks are also appropriately evaluated.

The calculation of the value of the exposure relating to credit risk of the counterpart arising from operations with derivative instruments subject to the calculation of the capital requirement through the standardized approach (RWACPAD) has been updated following the Central Bank of Brazil’s Circular No. 3,904/18.

Credit-Risk Management Process

The credit risk management process is conducted in a corporation-wide manner. This process involves several areas with specific duties, ensuring an efficient structure. Credit risk measurement and control are conducted in a centralized and independent manner.

Both the governance process and limits are validated by the Integrated Risk and Capital Allocation Management Committee, submitted for approval by the Board of Directors, and reviewed at least once a year.

The structure of credit risk management is part of the second line of the Company, several areas actively participate in improving the client risk rating models.

This structure continuously reviews the internal processes, including the roles and responsibilities and it training and requirements, as well as conducts periodical reviews of risk evaluation processes to incorporate new practices and methodologies.

Credit Concession

The Company’s strategy is to maintain a wide client base and a diversified credit portfolio, both in terms of products and segments, commensurate with the risks undertaken and appropriate levels of provisioning and concentration.

Under the responsibility of the Credit Department, lending procedures are based on the Company’s credit policy emphasizing the security, quality and liquidity of the lending. The process is guided by the risk management governance and complies with the rules of the Central Bank of Brazil.

The methodologies adopted value business agility and profitability, with targeted and appropriate procedures oriented to the granting of credit transactions and establishment of operating limits.

In the evaluation and classification of customers or economic groups, the quantitative (economic and financial indicators) and qualitative (personal data and behaviors) aspects associated with the customers capacity to honor their obligations are considered.

All business proposals are subject to operational limits, which are included in the Loan Guidelines and Procedures. At branches, the delegation of power to grant a loan depends on its size, the total exposure to the Company, the guarantees offered, the level of restriction and their credit risk score/rating. Business proposals with risks beyond these limits are subject to technical analysis and approval of by the Credit Department.

In its turn, the Executive Credit Committee was created to decide, within its authority, on queries about the granting of limits or loans proposed by business areas, previously analyzed and with opinion from the Credit Department. According to the size of the operations/limits proposed, this Committee, may then submit the proposal for approval by the Board of Directors.

Loan proposals pass through an automated system with parameters set to provide important information for the analysis, granting and subsequent monitoring of loans, minimizing the risks inherent in the operations.

There are exclusive Credit and Behavior Scoring systems for the assignment of high volume, low principal loans in the Retail segment, meant to provide speed and reliability, while standardizing the procedures for loan analysis and approval.

Business is diversified wide-spread and aimed at individuals and legal entities with a proven payment capacity and solvency, seeking to support them with guarantees that are adequate to the risk assumed, considering the amounts, objectives and the maturities of loan granted.

Credit Risk Rating

The Company has a process of Governance practices and follow-ups. Practices include the Governance of Concession Limits and Credit Recovery, which, depending on the size of the operation or of the total exposure of the counterpart, require approval at the level of the Board of Directors. In addition, follow-ups are made frequently of the portfolio, with evaluations as to their evolution, delinquency, provisions, vintage studies, and capital, among others.

In addition to the process and governance of limits for approval of credit and recovery, in the risk appetite defined by the Company, the concentration limits of operations for the Economic Group, Sector and Transfer (concentration per countries) are monitored. In addition to the indicators of concentration, a specific indicator was established for the level of delinquencies above 90 days for Individuals (PF), the indicator of problem asset and an indicator of Margin of Economic Capital of Credit Risk, in order to monitor and track the capital in the economic and regulatory visions.

The credit risk assessment methodology, in addition to providing data to establish the minimum parameters for lending and risk management, also enables the definition of Special Credit Rules and Procedures according to customer characteristics and size. Thus, the methodology provides the basis not only for the pricing of operations, but also for defining the guarantees.

The methodology used also follows the requirements established by the Resolution No. 4,327 of the National Monetary Council and includes analysis of social and environmental risk in projects, aimed at evaluating customers’ compliance with related laws and the Equator Principles, a set of rules that establish the minimum social and environmental criteria which must be met for lending.

In accordance with its commitment to the continuous improvement of methodologies, the credit risk rating of operations contracted by the Company’s economic groups/ customers is distributed on a graduation scale in levels. This ensures greater adherence to the requirements set forth in the Basel Capital Accord and preserves the criteria established by Resolution No. 2,682 of the National Monetary Council for the constitution of the applicable provisions.

In a simplified manner, the risk classifications of the operations are determined on the basis of the credit quality of economic groups/ customers defined by the Customer Rating, warranties relating to the contract, modality of the credit product, behavior of delinquencies in the payment, notes/restrictions and value of credit contracted.

Customer rating for economic groups are based on standardized statistical and judgmental procedures, and on quantitative and qualitative information. Classifications are carried out by economic group and periodically monitored in order to preserve the quality of the loan portfolio.

For individuals, in general, Customer Ratings are also based on statistical procedures and analysis of variables that discriminate risk behavior, this is done through the application of statistical models for credit evaluation.

The Customer Rating is used, in sets with several decision variables, to analyze the granting and/or renewal of operations and credit limits, as well as for monitoring the deterioration of the customers' risk profile.

Control and Monitoring

The credit risk of the Company has its control and corporate follow-up performed in the Credit Risk area of the Integrated Risk Control Department – DCIR. The Department advises the Executive Committee on Risk Management, where methodologies for measuring credit risk are discussed and formalized. Significant issues discussed in this Committee are reported to the Integrated Risk and Capital Allocation Management Committee, which is subordinate to the Board of Directors.

In addition to committee meetings, the area holds monthly meetings with all product and segment executives and officers, with a view to inform them about the evolution of the loan portfolio, delinquency, troubled assets, restructurings, credit recoveries, losses, limits and concentrations of portfolios, allocation of economic and regulatory capital, among others. This information is also reported to the Audit Committee on a monthly basis.

The area also monitors any internal or external event that may cause a significant impact on the Company’s credit risk, such as spin-offs, bankruptcies and crop failures, in addition to monitoring economic activity in the sectors to which the company has significant risk exposures.

Internal Report

Credit risk is monitored on a daily basis in order to maintain the risk levels within the limits established by the Company. Managerial reports on risk control are provided to all levels of business, from branches to Senior Management.

With the objective of highlighting the risk situations that could result in the customers’ inability to honor its obligations as contracted, the credit risk monitoring area provides daily reports, to the branches, national managers, business segments, as well as the lending and loan recovery areas. This system provides timely information about the loan portfolios and credit bureau information of customers, in addition to enabling comparison of past and current information, highlighting points requiring a more in-depth analysis by managers, such as assets by segment, product, region, risk classification, delinquency and expected and unexpected losses, among others, providing both a macro-level and detailed view of the information, and also enabling a specific loan operation to be viewed.

The information is viewed and delivered via dashboards, allowing queries at several levels such as business segment, divisions, managers, regions, products, employees and customers, and under several aspects (asset, delinquency, provision, write-off, restriction levels, guarantees, portfolio quality by rating, among others).

Measurement of Credit Risk

Periodically, the Company evaluates the expected credit losses from financial assets by means of quantitative models, considering the historical experience of credit losses of the different types of portfolio (which can vary from 2 to 7 years), the current quality and characteristics of customers, operations, and mitigating factors, according to processes and internal governance.

The actual loss experience has been adjusted to reflect the differences between the economic conditions during the period in which the historical data was collected, current conditions and the vision of the Company about future economic conditions, which are incorporated into the measurement by means of econometric models that capture the current and future effects of estimates of expected losses. The main macroeconomic variables used in this process are the Brazilian interest rates, unemployment rates, inflation rates and economic activity indexes.

The estimate of expected loss of financial assets is divided into three categories (stages):

•        Stage 1: Financial assets with no significant increase in credit risks;

•        Stage 2: Financial assets with significant increase in credit risks; and

•        Stage 3: Financial assets that are credit impaired.

The significant increase of credit risk is evaluated based on different indicators for classification in stages according to the customers’ profile, the product type and the current payment status, as shown below:

Retail and Wholesale Portfolios:

•	Stage 1: Financial assets whose obligations are current or less than 30 days past due and which have a low internal credit risk rating;
•	Stage 2 (Significant increase in credit risk): Financial assets that are overdue obligations between 31 and 90 days or whose internal credit risk rating migrated from low risk to medium or high risk;
•	Stage 3 (Defaulted or “impaired”): Financial assets whose obligations are overdue for more than 90 days or that present bankruptcy events, judicial recovery and restructuring of debt;
•	Re-categorization from stage 3 to stage 2: Financial assets that bring current the values overdue and whose internal ratings migrated to low risk.

The expected losses are based on the multiplication of credit risk parameters: Probability of default (PD), Loss due to default (LGD) and Exposure at default (EAD).

The PD parameter refers to the probability of default perceived by the Company regarding the customer, according to the internal models of evaluation, which, in retail, use statistical methodologies based on the characteristics of the customer, such as the internal rating and business segment, and the operation, such as product and guarantee and, in the case of wholesale, they use specialist models based on financial information and qualitative analyses.

The LGD refers to the percentage of loss in relation to exposure in case of default, considering all the efforts of recovery, according to the internal model of evaluation that uses statistical methodologies based on the characteristics of the operation, such as product and guarantee. Customers with significant exposure have estimates based on individual analyses, which are based on the structure of the operation and expert knowledge, aiming to capture the complexity and the specifics of each operation.

EAD is the exposure (gross book value) of the customer in relation to the Company at the time of estimation of the expected loss. In the case of commitments or financial guarantees provided, the EAD will have the addition of the expected value of the commitments or financial guarantees provided that they will be converted into credit in case of default of the loan or credit rather than the customer.

Credit Risk Exposure

We present below the maximum credit risk exposure of the financial instruments:

	R$ thousand
	On December 31, 2021		On December 31, 2020
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 18)	108,601,632	-	107,602,594	-
Financial assets at fair value through profit or loss (Note 19)	336,560,965	-	275,986,689	-
Financial assets at fair value through other comprehensive income (Note 21) (1)	193,516,537	-	185,841,975	-
Loans and advances to banks (Note 22)	83,426,888	(72)	191,425,663	(932)
Loans and advances to customers (Note 23)	613,833,607	(40,800,985)	513,216,763	(39,579,405)
Securities at amortized cost (Note 24)	184,346,938	(5,527,663)	185,179,363	(5,555,469)
Other financial assets (Note 29)	64,411,451	-	52,416,117	-
Other financial instruments with credit risk exposure
Loan commitments (Notes 23 and 40)	310,337,059	(3,315,190)	255,953,637	(3,859,316)
Financial guarantees (Notes 23 and 40)	83,467,093	(2,066,167)	80,236,602	(2,318,930)
Total risk exposure	1,978,502,170	(51,710,077)	1,847,859,403	(51,314,052)
(1)	Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

The Company's maximum exposure to credit risk reached R$ 1,978,502,170 thousand on December 31, 2021, an increase of 7.1% compared to December 2020.

Of this exposure, R$ 108,601,632 thousand, that is, 5.5% of the total refers to cash and cash equivalents with banks, composed mainly of resources deposited at the Central Bank of Brazil, classified as low credit risk.

Financial assets at fair value through profit or loss (17.0% of total exposure) have mostly low credit risk, are mainly composed of securities issued by the Brazilian government recorded at fair value and also include derivative financial instruments.

Financial assets at fair value through other comprehensive income total R$ 193,516,537 thousand (9.8% of total exposure), are recorded at market value, being mostly represented by Brazilian government bonds, for more details on these assets, see note 21.

Loans and advances to financial institutions, which account for 4.2% of the total, are basically composed of reverse repurchase agreements and classified as low credit risk.

Loans and advances to customers represent 31.0% of the total exposure, for more details on these assets and the respective expected loss, see note 23.

Securities at amortized cost represent 9.3% of the total, for more details on these assets, see note 24.

Operations classified as “Other financial assets” represent 3.3% of the total and basically comprise foreign exchange operations and guarantee deposits.

As of December 31, 2021, loan commitments and financial guarantees total R$ 393,804,152 thousand, representing 19.9% of the total exposure.

Loans and advances to customers

Concentration of credit risk

	On December 31, 2021	On December 31, 2020
Largest borrower	0.7%	2.1%
10 largest borrowers	6.0%	7.5%
20 largest borrowers	9.2%	10.9%
50 largest borrowers	14.0%	15.7%
100 largest borrowers	17.8%	19.2%

By Economic Activity Sector

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	R$ thousand
	On December 31, 2021%		On December 31, 2020%
Public sector	6,274,554	1.0	11,810,973	2.3
Oil, derivatives and aggregate activities	4,419,138	0.7	10,661,873	2.1
Production and distribution of electricity	1,306,448	0.2	1,074,867	0.2
Other industries	548,968	0.1	74,233	-
Private sector	607,559,053	99.0	501,405,790	97.7
Companies	287,216,857	46.8	244,976,110	47.7
Real estate and construction activities	23,708,445	3.9	20,092,249	3.9
Retail	42,151,968	6.9	36,498,461	7.1
Services	49,027,498	8.0	30,108,475	5.9
Transportation and concession	26,937,082	4.4	23,662,184	4.6
Automotive	12,660,961	2.1	15,625,309	3.0
Food products	17,426,747	2.8	13,378,255	2.6

	R$ thousand
	On December 31, 2021%		On December 31, 2020%
Public sector	6,274,554	1.0	11,810,973	2.3
Wholesale	22,341,759	3.6	16,479,704	3.2
Production and distribution of electricity	7,555,587	1.2	6,979,203	1.4
Siderurgy and metallurgy	9,398,330	1.5	10,036,586	2.0
Sugar and alcohol	7,213,887	1.2	6,878,558	1.3
Other industries	68,794,593	11.2	65,237,126	12.7
Individuals	320,342,196	52.2	256,429,680	50.0
Total portfolio	613,833,607	100.0	513,216,763	100.0
Impairment of loans and advances	(40,800,985)		(39,579,405)
Total of net loans and advances to customers	573,032,622		473,637,358

Credit Risk Mitigation

Potential credit losses are mitigated by the use of a variety of types of collateral formally stipulated through legal instruments, such as conditional sales, liens and mortgages, by guarantees such as third-party sureties or guarantees, and also by financial instruments such as credit derivatives. The efficiency of these instruments is evaluated considering the time to recover and realize an asset given as collateral, its market value, the guarantors’ counterparty risk and the legal safety of the agreements. The main types of collateral include: term deposits; financial investments and securities; residential and commercial properties; movable properties such as vehicles, aircraft. Additionally, collateral may include commercial bonds such as invoices, checks and credit card bills. Sureties and guarantees may also include bank guarantees.

Credit derivatives are bilateral contracts in which one counterparty hedges credit risk on a financial instrument – its risk is transferred to the counterparty selling the hedge. Normally, the latter is remunerated throughout the period of the transaction. In the case default by the borrower, the buying party will receive a payment intended to compensate for the loss in the financial instrument. In this case, the seller receives the underlying asset in exchange for said payment. The table below shows the fair value of guarantees of loans and advances to customers.

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousand
	On December 31, 2021		On December 31, 2020
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	293,491,411	113,682,742	256,810,316	89,481,169
Stage 1	255,289,107	100,979,275	217,561,123	75,882,476
Stage 2	14,119,637	5,262,230	13,960,366	5,035,349
Stage 3	24,082,667	7,441,237	25,288,827	8,563,344

Individuals	320,342,196	201,350,955	256,406,447	150,298,522
Stage 1	272,635,668	175,139,469	195,239,164	126,281,157
Stage 2	23,075,748	18,991,289	38,023,532	18,408,513
Stage 3	24,630,780	7,220,197	23,143,751	5,608,852
Total	613,833,607	315,033,696	513,216,763	239,779,691

(1) Of the total balance of loan operations, R$374,688,000 (2020 – R$354,814,000 thousand) refers to operations without guarantees.

3.3.	Market risk

Market risk is represented by the possibility of financial loss due to fluctuating prices and market interest rates of the Company’s financial instruments, such as your asset and liability transactions that may have mismatched amounts, maturities, currencies and indexes.

Market risk is identified, measured, mitigated, controlled and reported. The Company’s exposure to market risk profile is in line with the guidelines established by the governance process, with limits monitored on a timely basis independently of the business areas.

All transactions that expose the Company to market risk are identified, measured and classified according to probability and magnitude, and the whole process is approved by the governance structure.

The Board of Directors approved the Market and Liquidity Risk Management Policy, which is reviewed at least annually by the relevant Committees and by the Board of Directors itself, and provides the main guidelines for acceptance, control and management of market risk.

In addition to the policy, the Company has specific rules to regulate the market risk management process, as follows:

•	Classification of Operations;
•	Reclassification of Operations;
•	Trading of Public or Private Securities;
•	Use of Derivatives; and
•	Hedging.

Market Risk Management Process

The market risk management process is a corporation wide process, comprising from business areas to the Board of Directors; it involves various areas, each with specific duties in the process. The measurement and control of market risk is conducted in a centralized and independent manner. This process permits that the Company be the first financial institution in the country authorized by the Central Bank of Brazil to use its internal market risk models to calculate regulatory capital requirements since January 2013. This process is also revised at least once a year by the Committees and approved the Board of Directors itself.

Determination of Limits

Proposed market-risk limits are validated by specific Committees and submitted for approval by the Integrated Risk and Capital Allocation Management Committee, and then for approval by the Board of Directors. Based on the business’ characteristics, they are segregated into the following Portfolios:

Trading Portfolio: it comprises all financial instruments held-for-trading, including derivatives, or used to hedge other instruments in the Trading Portfolio, which have no trading restrictions. Held-for-trading operations are those intended for resale, to obtain benefits from actual or expected price variations, or for arbitrage.

The risks of this portfolio are monitored through:

•	Value at Risk (VaR);
•	Stress Analysis (measurement of negative impact of extreme events, based on historical and prospective scenarios);
•	Income; and
•	Financial Exposure/Concentration.

Banking Portfolio: it comprises operations not classified in the Trading Portfolio, arising from Group’s other businesses and their respective hedges. Portfolio risks in these cases are monitored by:

•	Variation of economic value due to the variation in the interest rate – ∆EVE (Economic Value of Equity); and
•	Variation of the net revenue of interest due to the variation in the rate of interest – ∆NII (Net Interest Income).

Market-Risk Measurement Models

Market risk is measured and controlled using Stress, Value at Risk (VaR), Economic Value Equity (EVE), Net Interest Income (NII) and Sensitivity Analysis methodologies, as well as limits for the Management of Results and Financial Exposure.

Trading and Regulatory Portfolio

Trading Portfolio risks are mainly controlled by the Stress and VaR methodologies. The Stress methodology quantifies the negative impact of extreme economic shocks and events that are financially unfavorable to the Company’s positions. The analysis uses stress scenarios prepared by the Market Risk area and the Company’s economists based on historical and prospective data for the risk factors in which the Company portfolio.

The methodology adopted to calculate VaR is the Delta-Normal, with a confidence level of 99% and considering the number of days necessary to unwind the existing exposures. The methodology is applied to the Trading and Regulatory Portfolio (Trading Portfolio positions plus Banking Portfolio foreign currency and commodities exposures). It should be noted that for the measurement of all the risk factors of the portfolio of options are applied the historical simulation models and Delta-Gamma-Vega, prevailing the most conservative between the two. A minimum 252-business-day period is adopted to calculate volatilities, correlations and historical returns.

For regulatory purposes, the capital requirements relating to shares held in the Banking Portfolio are determined on a credit risk basis, as per Central Bank of Brazil resolution, i.e., are not included in the market risk calculation.

Risk of Interest Rate in the Banking Portfolio

The measurement and control of the interest-rate risk in the Banking Portfolio area is mainly based on the Economic Value of Equity (EVE) and Net Interest Income (NII) methodologies, which measure the economic impact on the positions and the impact in the Company’s income, respectively, according to scenarios prepared by the Company’s economists. These scenarios determine the positive and negative movements of interest rate curves that may affect Company’s investments and capital-raising.

The EVE methodology consists of repricing the portfolio exposed to interest rate risk, taking into account the scenarios of increases or decreases of rates, by calculating the impact on present value and total term of assets and liabilities. The economic value of the portfolio is estimated on the basis of market interest rates on the analysis date and of scenarios projected. Therefore, the difference between the values obtained for the portfolio will be the Delta EVE.

In the case of the NII – Interest Earning Portion, the methodology intends to calculate the Company’s variation in the net interest income (gross margin) due to eventual variations in the interest rate level, that is, the difference between the calculated NII in the base scenario and the calculated NII in the scenarios of increase or decrease of the interest rate will be Delta NII.

For the measurement of interest rate risk in the Banking Portfolio, behavioral premises of the customers are used whenever necessary. As a reference, in the case of deposits and savings, which have no maturity defined, studies for the verification of historical behaviors are carried out as well as the possibility of their maintenance. Through these studies, the stable amount (core portion) as well as the criterion of allocation over the years are calculated.

Financial Instrument Pricing

The Mark-to-Market Commission (CMM), is responsible for approving or submitting mark-to-market models to the Market and Liquidity Risk Commission. CMM is composed of business, back-office and risk representatives. The risk area is responsible for the coordination of the CMM and for the submission of matters to the Executive Committee for Risk Management for reporting or approval, whichever is the case.

Whenever possible, the Bank uses prices and quotes from the securities, commodities and futures exchange and the secondary markets. Failing to find such market references, prices made available by other sources (such as Bloomberg, Reuters and Brokerage Firms) are used. As a last resort, proprietary models are used to price the instruments, which also follow the same CMM approval procedure and are submitted to the Company’s validation and assessment processes.

Fair value criteria are periodically reviewed, according to the governance process, and may vary due to changes in market conditions, creation of new classes of instruments, establishment of new sources of data or development of models considered more appropriate.

The financial instruments to be included in the Trading Portfolio must be approved by the Treasury Executive Committee or the Product and Service Executive Committee and their pricing criteria must be defined by the CMM.

The following principles for the fair value process are adopted by the Company:

•	Commitment: the Company is committed to ensuring that the prices used reflect the fair value of the operations. Should information not be found, the Company uses its best efforts to estimate the fair value of the financial instruments;

•	Frequency: the formalized fair value criteria are applied on a daily basis;
•	Formality: the CMM is responsible for ensuring the methodological quality and the formalization of the fair value criteria;
•	Consistency: the process to gather and apply prices should be carried out consistently, to guarantee equal prices for the same instrument within the Company; and
•	Transparency: the methodology must be accessible by the Internal and External Audit, Independent Model Validation Areas – AVIM and by Regulatory Agencies.

Control and Follow-Up

Market risk is controlled and monitored by an independent area, the DCIR, which, on a daily basis, measures the risk of outstanding positions, consolidates results and prepares reports required by the existing governance process.

In addition to daily reports, Trading Portfolio positions are discussed once every fifteen days by the Treasury Executive Committee, while Banking Portfolio positions and liquidity reports are examined by the Asset and Liability Management Treasury Executive Committee.

At both meetings, results and risks are assessed and strategies are discussed. Both the governance process and the existing thresholds are ratified by the Integrated Risk Management and Capital Allocation Management Committee and submitted to approval of the Board of Directors, which are revised at least once a year.

Should any threshold controlled by the DCIR be exceeded, the head of the business area responsible for the position is informed that threshold was reached, and the Integrated Risk and Capital Allocation Management Committee is called in timely fashion to make a decision. If the Committee decides to raise the threshold and/or maintain the positions, the Board of Directors is called to approve the new threshold or revise the position strategy.

Internal Communication

The market risk department provides daily managerial control reports on the positions to the business areas and Senior Management, in addition to weekly reports and periodic presentations to the Board of Directors.

Reporting is conducted through an alert system, which determines the addressees of risk reports as previously determined risk threshold percentage is reached; therefore, the higher the risk threshold consumption, more Senior Management members receive the reports.

Hedging and Use of Derivatives

In order to standardize the use of financial instruments as hedges of transactions and the use of derivatives by the Treasury Department, the Company created specific procedures that were approved by the competent Committees.

The hedge transactions executed by Bradesco’s Treasury Department must necessarily cancel or mitigate risks related to unmatched quantities, terms, currencies or indexes of the positions in the

Treasury books, and must use assets and derivatives authorized to be traded in each of their books to:

•	control and classify the transactions, respecting the exposure and risk limits in effect;
•	alter, modify or revert positions due to changes in the market and to operational strategies; and
•	reduce or mitigate exposures to transactions in inactive markets, in conditions of stress or of low liquidity.

For derivatives classified in the “hedge accounting” category, there is a monitoring of: (i) strategy effectiveness, through prospective and retrospective effectiveness tests, and (ii) mark-to-market of hedge instruments.

Cash flow Hedge

On December 31, 2021, Bradesco maintained cash flow hedges. See more details in Note 20.

Standardized and “Continuous Use” Derivatives

Company’s Treasury Department may use standardized (traded on an exchange) and “continuous use” (traded over-the-counter) derivatives for the purpose of obtaining income or as hedges. The derivatives classified as “continuous use” are those habitually traded over-the-counter, such as vanilla swaps (interest rates, currencies, Credit Default Swap, among others), forward operations (currencies, for example) and vanilla options (currency, Bovespa Index), among others. Non-standardized derivatives that are not classified as “continuous use” or structured operations cannot be traded without the authorization of the applicable Committee.

Evolution of Exposures

In this section are presented the evolution of financial exposure, the VaR calculated using the internal model and its backtesting and the Stress Analysis.

Financial Exposure – Trading Portfolio (Fair Value)

Risk factors	R$ thousand
	On December 31, 2021		On December 31, 2020
	Assets	Liabilities	Assets	Liabilities
Fixed rates	20,275,172	20,715,581	20,597,165	18,949,022
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	1,846,722	2,070,566	5,151,508	2,598,754
Exchange coupon	678,168	512,390	348,315	336,868
Foreign Currency	4,391,453	4,331,762	485,660	402,441
Equities	759,476	766,892	801,588	794,455
Sovereign/Eurobonds and Treasuries	7,510,094	4,163,177	7,373,381	3,973,859
Other	3,101,740	120,963	449,161	186,396
Total	38,562,826	32,681,331	35,206,778	27,241,795

VaR Internal Model – Trading Portfolio

The 1-day VaR of Trading Portfolio net of tax effects was R$ 3,596 thousand as of December 31, 2021, with Equities as the largest risk factor participation of the portfolio.

Risk factors	R$ thousand
	On December 31, 2021	On December 31, 2020
Fixed rates	1,693	5,014

Risk factors	R$ thousand
	On December 31, 2021	On December 31, 2020
IGPM/IPCA	2,008	3,645
Exchange coupon	21	342
Foreign Currency	951	4,704
Sovereign/Eurobonds and Treasuries	3,049	2,422
Equities	450	7,477
Other	2,828	154
Correlation/diversification effect	(7,404)	(11,551)
VaR at the end of the year	3,596	12,207

Average VaR in the year	6,903	38,522
Minimum VaR in the year	3,404	8,140
Maximum VaR in the year	14,044	104,811

VaR Internal Model – Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2021		2020
	VaR	Stressed	VaR	Stressed
Interest rate	10,088	17,594	33,278	43,120
Exchange rate	27,428	31,810	27,541	28,091
Commodity price (Commodities)	545	375	322	306
Equities	888	1,465	8,639	7,942
Correlation/diversification effect	(8,223)	(10,557)	(25,732)	(25,564)
VaR at the end of the year	30,727	40,686	44,048	53,895

Average VaR in the year	42,536	78,238	117,486	117,912
Minimum VaR in the year	16,387	27,433	25,250	33,414
Maximum VaR in the year	78,527	129,975	351,053	251,088

Note: Ten-day horizon VaR net of tax effects.

To calculate regulatory capital requirement according to the internal model, it is necessary to take into consideration the rules described by Central Bank Circular Letters No. 3,646/13 and No. 3,674/13, such as the use of VaR and Stressed VaR net of tax effects, the average in the last 60 days and its multiplier.

VaR Internal Model – Backtesting

The risk methodology applied is continuously assessed using backtesting techniques, which compare the one-day period VaR with the hypothetical P&L, obtained from the same positions used in the VaR calculation, and with the effective P&L, also considering the intraday operations for which VaR was estimated.

The main purpose of backtesting is to monitor, validate and assess the adherence of the VaR model, and the number of exceptions that occurred must be compatible with the number of exceptions accepted by the statistical tests conducted and the confidence level established. Another objective is to improve the models used by the Company, through analyses carried out with different observation periods and confidence levels, both for Total VaR and for each risk factor.

[2] The maximum amount between the book’s holding period and ten days, which is the minimum regulatory horizon required by Central Bank of Brazil, is adopted.

The daily results corresponding to the last 250 business days, in the hypothetical and effective views, exceeded the respective VaR with a 99% confidence level three times in 2021 and, in 2020 the daily results corresponding to the last 250 business days exceed their VaR with a 99% confidence level five times.

Stress Analysis – Trading Portfolio

The Company also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects.

	R$ thousand
	On December 31, 2021	On December 31, 2020
At the end of the year	65,677	90,071
Average in the year	140,512	187,519
Minimum in the year	65,677	56,369
Maximum in the year	247,487	380,446

Note: Values net of tax effects.

Sensitivity Analysis of Financial Exposures

The sensitivity analysis of the Company’s financial exposures (Trading and Banking Portfolios) is performed on a quarterly basis and carried out based on the scenarios prepared for the respective dates, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions. As of December 31, 2021, the scenarios were:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$5.54 a scenario of R$5.60 was used, while for a 1-year fixed interest rate of 11.80%, a scenario of 11.81% was applied;

Scenario 2: 25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$5.54 a scenario of R$6.93 was used, while for a 1-year fixed interest rate of 11.80%, a 14.74% scenario was applied. The scenarios for other risk factors also accounted for 25.0% stresses in the respective curves or prices; and

Scenario 3: 50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$5.54 a scenario of R$8.31 was used, while for a 1-year fixed interest rate of 11.80%, a 17.69% scenario was applied. The scenarios for other risk factors also account for 50.0% stresses in the respective curves or prices.

The results show the impact for each scenario on a static portfolio position. The dynamism of the market and portfolios means that these positions change continuously and do not necessarily reflect the position demonstrated here. In addition, the Company has a continuous market risk management process, which is always searching for ways to mitigate the associated risks, according to the strategy determined by Management. Therefore, in cases of deterioration indicators in a certain position, proactive measures are taken to minimize any potential negative impact, aimed at maximizing the risk/return ratio for the Company.

Sensitivity Analysis – Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		Scenarios
		On December 31, 2021			On December 31, 2020
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(273)	(72,496)	(137,888)	(105)	(11,776)	(23,317)
Price indexes	Exposure subject to variations in price index coupon rates	(2,069)	(58,427)	(115,254)	(1,788)	(41,702)	(84,093)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1)	(18)	(36)	(32)	(3,256)	(6,485)
Foreign currency	Exposure subject to exchange rate variations	(373)	(9,334)	(18,668)	(1,597)	(39,926)	(79,852)
Equities	Exposure subject to variation in stock prices	(47)	(1,177)	(2,355)	(354)	(8,856)	(17,712)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(363)	(3,114)	(6,295)	(167)	(11,955)	(23,430)
Other	Exposure not classified in other definitions	(436)	(2,387)	(4,765)	-	(41)	(82)
Total excluding correlation of risk factors		(3,562)	(146,955)	(285,262)	(4,043)	(117,512)	(234,971)
Total including correlation of risk factors		(2,256)	(96,633)	(185,755)	(2,647)	(73,605)	(147,689)
(1)	Values net of taxes.

Presented below, the Sensitivity Analysis – Trading and Banking Portfolios.

Sensitivity Analysis – Trading and Banking Portfolios

		R$ thousand
		Trading and Banking Portfolios (1)
		Scenarios
		On December 31, 2021			On December 31, 2020
		1	2	3	1	2	3
Interest rate in Reais	Exposure subject to variations in fixed interest rates and interest rate coupons	(24,247)	(6,101,562)	(11,639,974)	(12,180)	(1,553,493)	(2,974,461)
Price indexes	Exposure subject to variations in price index coupon rates	(26,327)	(3,142,601)	(5,586,279)	(27,143)	(2,227,123)	(4,031,341)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,488)	(70,758)	(138,972)	(2,277)	(71,852)	(141,860)
Foreign currency	Exposure subject to exchange rate variations	(5,539)	(138,469)	(276,938)	(2,202)	(65,746)	(131,493)
Equities	Exposure subject to variation in stock prices	(21,015)	(525,366)	(1,050,731)	(43,353)	(1,083,824)	(2,167,648)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(1,933)	(71,314)	(140,945)	(1,339)	(14,019)	(27,608)
Other	Exposure not classified in other definitions	(439)	(2,809)	(5,610)	(30)	(748)	(1,496)
Total excluding correlation of risk factors		(80,988)	(10,052,879)	(18,839,449)	(88,524)	(5,016,805)	(9,475,907)
Total including correlation of risk factors		(52,715)	(8,534,510)	(15,949,247)	(73,350)	(4,168,903)	(7,883,903)

(1) Values net of taxes.

3.4.	Liquidity risk

The Liquidity Risk is represented by the possibility of the institution not being able to efficiently meet its obligations, without affecting its daily operations and incurring significant losses, as well as the possibility of the institution to fail to trade a position at market price, due to its larger size as compared to the volume usually traded or in view of any market interruption.

The understanding and monitoring of this risk are crucial to enable the Company to settle operations in a timely manner.

Liquidity Risk Management Process

The liquidity risk management is executed by the Company at the corporate level and permeates all layers of governance. The following are the responsibilities of the departments responsible for the management and control of liquidity risk:

Treasury Department	• Perform the day-to-day management of cash and liquidity;
• Propose limits for the indicators of control of the liquidity risk, as well as the levels for the flagging alerts;
• Meet the strategic and operational limits established;
• Report on matters related to the management of liquidity of the Asset and Liability Management Treasury Executive Committee;
Integrated Risk Control Department	• Propose the metrics of control of liquidity and concentration, considering its appropriate approval in the process of governance established;
• Calculate and disclose the indicators for monitoring and control of liquidity periodically;
• Provide tools for simulation of the main indicators implemented;
• Report on matters related to the control and monitoring of the liquidity risk in the committees and executive committees where the theme is addressed;
Support Areas (Shares and Custody Department, International and Foreign Exchange Department and Department of Controllership)	• Execute the projection of cash flows for the monitoring of liquidity, including intraday;
• Prepare the cash flows provided up to the horizon of 12 months and refer to the areas of interest;
• Check and ensure consistency, integrity and completeness of the database available daily to managers and controllers of the liquidity risk;
• Provide management information on the cash flow to the Treasury Department, as well as any significant changes in the levels of reserves of the Banks of the Conglomerate;
• Provide management information on the mismatch mapping of the Treasury Department.

Policies and Standards

The process of managing the liquidity risk is composed of policies and standards that establish criteria related to our diversification of funding sources of the Company.

The Liquidity Risk Management Policy ensures that there are rules, procedures and controls that ensure to the Company the appropriate level of liquidity and diversification of its funding.

In turn, the Liquidity Risk Standard for the Prudential Conglomerate describes procedures and controls of the Company for the liquidity risk, among them, the control of concentration of raising funds by product and counterpart.

In the executive committees of the Company concentrations of funding from product, counterpart and deadlines are reported.

Control and Monitoring

The liquidity risk management of the Company is performed using tools developed on platforms and validated by independent areas of the Company. Among the key metrics and indicators considered in the framework of liquidity risk, are:

•	Information on the Liquidity Coverage Ratio (LCR): A measure of the sufficiency of liquid instruments to honor the cash outflows of the Company within the next thirty days in a scenario of stress;
•	Net Stable Funding Ratio (NSFR): A measure of the sufficiency of structural funding to finance long-term assets in the balance sheet of the Company;
•	Loss of deposits to different time horizons;
•	Maps of concentration of funding in different visions (product, term and counterpart); and
•	Integrated stress exercises where different dimensions of risk are addressed.

Limits were established for the main metrics, which can be strategic (approved up to the level of the Board of Directors) or operational (approved by the Treasury Executive Committee for Asset and Liability Management), based on flags, which trigger different levels of governance according to the percentage of use (consumption) of their respective limits.

Liquidity Risk Mitigation

The governance established for the liquidity risk management includes a series of recommendations to mitigate the risk of liquidity, among the main strategies, are:

•	Diversification of funding as to the counterpart, product and term;
•	Adoption of managerial limits of liquidity, in addition to those required by the regulator;
•	Prior analysis of products which may affect the liquidity before their implementation; and
•	Simulations of stress of liquidity of the portfolio.

Stress Tests

Due to the dynamics and criticality of this theme, the management and control of liquidity risk should happen every day and be based on stress scenarios. In this way, the main metric used for the monitoring of the liquidity risk of the Prudential Conglomerate is the Short-term Liquidity Coverage Ratio (LCR), which measures the adequacy of liquid resources to honor the commitments in the next thirty days considering a scenario of stress. Therefore, the daily management is performed through the stress test.

In addition to the LCR and other metrics of monitoring, simulations of stress scenarios in the long-term are performed, within the integrated stress test program (ICAAP for example), also to evaluate a possible deterioration of liquidity indicators for different time horizons.

Contingency Plan

According to Article 38, paragraph II of Central Bank of Brazil’s Resolution No. 4,557 of February 23, 2017, all institutions should have a liquidity contingency plan. The liquidity contingency plan of the Company covers the following points:

•	Group of crisis management;
•	Key responsibilities of the group of crisis management;
•	Indicators for monitoring;
•	Actions to mitigate the crisis; and
•	Frequency of revision of the plan.

Internal communication

Internal communication about liquidity risk, both between departments and between the different layers of internal governance is done through internal reports and committees involving both areas (Treasury and DCIR) and the Company's senior management.

Additionally, reports are distributed daily to the areas involved in management and control, as well as to senior management. Several analysis instruments are part of this process and are used to monitor liquidity, such as:

• Daily distribution of liquidity control instruments;

• Automatic intraday update of liquidity reports for the proper management of the Treasury Department;

• Preparation of reports with past and future movements, based on scenarios;

• Daily verification of compliance with the minimum liquidity level;

• Preparation of complementary reports in which the concentration of funding is presented by type of product, term and counterparty; and

• Weekly reports to senior management with behavior and expectations regarding the liquidity situation.

The liquidity risk management process has an alert system, which determines the appropriate level of reporting of risk reports according to the percentage of use of the established limits. Thus, the lower the liquidity ratios, the higher levels of the Company receive the reports.

Undiscounted cash flows of financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Deposits from banks	195,675,189	15,370,250	22,995,404	22,756,624	9,705,629	266,503,096
Deposits from customers	231,168,636	25,943,198	87,127,710	280,433,318	369,806	625,042,668
Securities issued	3,185,171	28,204,279	31,941,782	117,632,325	8,051,893	189,015,450
Subordinated debt	239,672	6,319,036	6,184,963	30,514,482	39,000,764	82,258,917
Other financial liabilities (1)	56,641,586	6,698,846	17,372,820	5,525,234	168,818	86,407,304
Total liabilities	486,910,254	82,535,609	165,622,679	456,861,983	57,296,910	1,249,227,435

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Deposits from banks	261,441,379	13,437,266	16,745,882	8,378,815	15,317,318	315,320,660
Deposits from customers	193,450,578	22,163,986	85,235,469	256,887,231	9,364	557,746,628
Securities issued	739,423	17,449,438	47,790,440	66,068,592	1,961,667	134,009,560
Subordinated debt	2,535	5,971	68,945	33,230,835	13,590,851	46,899,137
Other financial liabilities	49,615,853	5,797,460	9,883,756	7,970,731	2,260,247	75,528,047
Total liabilities	505,249,768	58,854,121	159,724,492	372,536,204	33,139,447	1,129,504,032

(1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

The assets available to meet all the obligations and cover the outstanding commitments include cash and cash equivalents, financial assets, loans and advances. Management may also cover unexpected cash outflows by selling securities and by having access to sources of additional funds, such as asset-backed-markets.

The cash flows that the Company estimates for these instruments may vary significantly from those presented. For example, it is expected that demand deposits of customers will maintain a stable or increasing balance, and it is not expected that these deposits will be withdrawn immediately.

In the Company, liquidity-risk management involves a series of controls, mainly related to the establishment of technical limits, with the ongoing evaluation of the positions assumed and the financial instruments used.

Undiscounted cash flows for derivatives

All the derivatives of the Company are settled at net value, and include:

•	Foreign currency derivatives – over-the-counter currency options, currency futures, and currency options traded on an exchange; and
•	Interest rate derivatives – interest rate swaps, forward rate contracts, interest rate options, other interest rate contracts, interest rate futures traded on an exchange and interest rate options traded on an exchange.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Differential of swaps payable	3,058,529	41,724	835,365	4,266,515	1,427,898	9,630,031
Non-deliverable forwards	879,357	97,474	199,784	71,557	-	1,248,172
• Purchased	753,140	50,223	80,602	18,391	-	902,356
• Sold	126,217	47,251	119,182	53,166	-	345,816
Premiums of options	176,962	9,072	64,188	440,775	401,046	1,092,043
Other	382,810	96,135	223,980	62,475	-	765,400
Futures	-	-	-	-	-	-
Total of derivative liabilities	4,497,658	244,405	1,323,317	4,841,322	1,828,944	12,735,646

	R$ thousand
	On December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Differential of swaps payable	205,379	185,993	4,125,850	6,097,591	249,009	10,863,822
Non-deliverable forwards	1,020,584	252,454	571,226	89,059	-	1,933,323
• Purchased	477,415	140,329	274,623	84,010	-	976,377
• Sold	543,169	112,125	296,603	5,049	-	956,946
Premiums of options	1,143,498	80,198	250,664	1,043,564	592,180	3,110,104
Other	362,780	251,689	564,300	81,637	2,062	1,262,468
Futures	19,366	-	-	-	-	19,366
Total of derivative liabilities	2,751,607	770,334	5,512,040	7,311,851	843,251	17,189,083

Statement of financial position by maturities

The tables below show the financial assets and liabilities of the Company segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2021
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	108,601,632	-	-	-	-	-	108,601,632
Financial assets at fair value through profit or loss	10,941,745	17,112,340	40,828,824	202,449,463	47,867,368	17,361,225	336,560,965
Financial assets at fair value through other comprehensive income	33,530,172	5,102,756	5,530,078	49,467,861	90,062,510	9,823,160	193,516,537
Loans and advances to customers, net of impairment	75,618,972	135,854,014	81,035,366	206,697,247	73,827,023	-	573,032,622
Loans and advances to banks, net of impairment	61,843,254	11,936,241	6,812,695	2,834,626	-	-	83,426,816
Securities, net of provision for losses	17,142,223	10,882,135	11,025,706	87,143,802	52,625,409	-	178,819,275
Other financial assets (1)	52,932,271	731,740	552,803	6,935,932	3,258,705	-	64,411,451
Total financial assets	360,610,269	181,619,226	145,785,472	555,528,931	267,641,015	27,184,385	1,538,369,298

Liabilities
Financial liabilities at amortized cost
Deposits from banks	222,594,841	26,499,773	11,878,705	13,943,009	4,092,952	-	279,009,280
Deposits from customers (2)	222,968,555	47,974,278	61,694,101	236,870,166	219,150	-	569,726,250
Securities issued	3,403,249	41,954,379	17,751,396	96,978,356	6,141,162	-	166,228,542
Subordinated debt	3,877	6,316,553	5,487,408	22,014,994	9,169,665	11,458,580	54,451,077
Other financial liabilities (3)	56,641,586	18,771,722	5,299,944	5,525,234	168,818	-	86,407,304
Financial liabilities at fair value through profit or loss	8,201,701	486,331	728,575	3,810,148	1,038,528	-	14,265,283
Provision for Expected Credit Loss
Loan Commitments	-	-	-	3,315,190	-	-	3,315,190
Financial guarantees	-	-	-	2,066,167	-	-	2,066,167
Insurance technical provisions and Pension Plans (2)	238,209,989	-	-	48,176,645	-	-	286,386,634
Total financial liabilities	752,023,798	142,003,036	102,840,129	432,699,909	20,830,275	11,458,580	1,461,855,727

	R$ thousand
	On December 31, 2020
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	107,602,594	-	-	-	-	-	107,602,594
Financial assets at fair value through profit or loss	16,514,868	23,110,617	21,495,431	165,166,660	36,104,212	13,594,901	275,986,689
Financial assets at fair value through other comprehensive income	17,130,008	26,482,001	16,341,164	67,419,613	43,319,150	15,150,039	185,841,975
Loans and advances to customers, net of impairment	48,686,483	114,058,384	65,199,454	245,684,709	8,328	-	473,637,358
Loans and advances to banks, net of impairment	168,750,356	14,027,853	2,915,463	5,731,059	-	-	191,424,731
Securities, net of provision for losses	126,822	20,225,202	16,938,842	79,727,828	62,605,200	-	179,623,894
Other financial assets (1)	36,952,129	733,796	318,706	11,575,832	2,835,654	-	52,416,117
Total financial assets	395,763,260	198,637,853	123,209,060	575,305,701	144,872,544	28,744,940	1,466,533,358

Liabilities
Financial liabilities at amortized cost
Deposits from banks	221,467,747	18,319,819	9,944,641	17,547,960	-	-	267,280,167
Deposits from customers (2)	202,956,338	50,518,912	54,368,623	237,448,870	-	-	545,292,743
Securities issued	2,461,435	33,338,441	34,365,862	74,738,087	-	-	144,903,825
Subordinated debt	8,307,884	22,838	383,673	34,971,870	-	9,559,967	53,246,232
Other financial liabilities (3)	49,615,853	14,456,376	1,224,840	7,970,731	2,260,247	-	75,528,047
Financial liabilities at fair value through profit or loss	5,462,495	1,063,954	937,849	11,233,384	-	-	18,697,682
Provision for Expected Credit Loss
Loan Commitments	-	-	-	3,859,316	-	-	3,859,316
Financial guarantees	-	-	-	2,318,930	-	-	2,318,930
Insurance technical provisions and Pension Plans (2)	234,914,602	-	-	44,550,782	-	-	279,465,384
Total financial liabilities	725,186,354	117,720,340	101,225,488	434,639,930	2,260,247	9,559,967	1,390,592,326
(1)	It includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
(2)	Demand and savings deposits and technical provisions for insurance and Pension Plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
(3)	It includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2021
	Current	Non-current	Total
Assets
Total financial assets	688,014,967	850,354,331	1,538,369,298
Non-current assets held for sale	1,196,272	-	1,196,272
Investments in associated companies	-	7,557,566	7,557,566
Premises and equipment	-	13,513,105	13,513,105
Intangible assets and goodwill, net	-	14,911,007	14,911,007
Taxes to be offset	4,835,233	8,451,596	13,286,829
Deferred income tax	-	78,743,461	78,743,461
Other assets	7,020,765	973,890	7,994,655
Total non-financial assets	13,052,270	124,150,625	137,202,895
Total assets	701,067,237	974,504,956	1,675,572,193

Liabilities
Total financial liabilities	996,866,963	464,988,764	1,461,855,727
Other reserves	5,385,872	20,150,747	25,536,619
Current income tax liabilities	2,059,223	-	2,059,223
Deferred income tax	-	208,035	208,035
Other liabilities	33,160,633	2,523,249	35,683,882
Total non-financial liabilities	40,605,728	22,882,031	63,487,759
Total equity	-	150,228,707	150,228,707
Total equity and liabilities	1,037,472,691	638,099,502	1,675,572,193

	R$ thousand
	On December 31, 2020
	Current	Non-current	Total
Assets
Total financial assets	717,610,173	748,923,185	1,466,533,358
Non-current assets held for sale	1,202,488	-	1,202,488
Investments in associated companies	-	7,386,840	7,386,840
Premises and equipment	-	14,071,129	14,071,129
Intangible assets and goodwill, net	-	14,669,464	14,669,464
Taxes to be offset	6,586,660	8,743,760	15,330,420
Deferred income tax	-	76,984,262	76,984,262
Other assets	7,352,617	1,123,212	8,475,829
Total non-financial assets	15,141,765	122,978,667	138,120,432
Total assets	732,751,938	871,901,852	1,604,653,790

Liabilities
Total financial liabilities	944,132,182	446,460,144	1,390,592,326
Other reserves	5,361,434	20,221,489	25,582,923
Current income tax liabilities	1,596,284	-	1,596,284
Deferred income tax	-	1,249,650	1,249,650
Other liabilities	39,323,338	191,895	39,515,233
Total non-financial liabilities	46,281,056	21,663,034	67,944,090
Total equity	-	146,117,374	146,117,374
Total equity and liabilities	990,413,238	614,240,552	1,604,653,790

3.5.	Fair value of financial assets and liabilities

For financial instruments that are measured at fair value, disclosure of measurements is required according to the following hierarchical levels of fair value:

•	Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active market, as well as Brazilian government securities that are highly liquid and are actively traded in over-the-counter markets.

•	Level 2

Valuation uses observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates.

•	Level 3

Valuation uses unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant Management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts. The main non-observable data used in the determination of the fair value are the spreads of credit that vary between 2% and 7%.

To fair value securities which have no consistent, regulatory updated, public price source, Bradesco uses models defined by the mark-to-market Commission and documented in the mark-to-mark manual for each security type. Through the use of methods and both mathematical and financial models which capture the effects and variations in the prices of financial assets classified as fair value, Bradesco is able to ascertain in a clear and consistent manner the determination of fair value of its Level 3 assets and liabilities.

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	252,536,563	6,487,867	2	259,024,432
Corporate debt and marketable equity securities	17,359,614	5,930,123	476,929	23,766,666
Bank debt securities	1,411,890	19,209,913	-	20,621,803
Mutual funds	9,965,220	-	1,374	9,966,594
Foreign governments securities	689,293	-	-	689,293
Brazilian sovereign bonds	307,452	-	-	307,452
Financial assets at fair value through profit or loss	282,270,032	31,627,903	478,305	314,376,240
Derivative financial instruments (assets)	3,982,364	18,022,857	179,504	22,184,725
Derivative financial instruments (liabilities)	(4,203,232)	(9,531,100)	(530,951)	(14,265,283)
Derivatives	(220,868)	8,491,757	(351,447)	7,919,442
Brazilian government securities	155,835,878	13,225	25,784	155,874,887
Corporate debt securities	1,523,253	4,069,087	543,011	6,135,351
Bank debt securities	5,603,539	534,110	-	6,137,649
Brazilian sovereign bonds	8,885,505	-	-	8,885,505
Foreign governments securities	6,659,985	-	-	6,659,985
Mutual funds	2,126,928	-	1,026	2,127,954
Marketable equity securities and other stocks	5,345,695	1,503,503	846,008	7,695,206
Financial assets at fair value through other comprehensive income	185,980,783	6,119,925	1,415,829	193,516,537
Total	468,029,947	46,239,585	1,542,687	515,812,219

	R$ thousand
	On December 31, 2020
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	209,599,900	6,345,101	3	215,945,004
Corporate debt and marketable equity securities	12,413,353	3,956,920	319,431	16,689,704
Bank debt securities	1,717,037	8,951,480	-	10,668,517
Mutual funds	6,516,477	-	-	6,516,477
Foreign governments securities	626,079	-	-	626,079
Brazilian sovereign bonds	725,515	-	-	725,515
Financial assets at fair value through profit or loss	231,598,361	19,253,501	319,434	251,171,296
Derivative financial instruments (assets)	138,708	24,657,390	19,295	24,815,393
Derivative financial instruments (liabilities)	(67,427)	(18,383,783)	(246,472)	(18,697,682)
Derivatives	71,281	6,273,607	(227,177)	6,117,711
Brazilian government securities	143,467,979	-	30,463	143,498,442
Corporate debt securities	1,128,700	3,627,146	138,187	4,894,033
Bank debt securities	5,576,877	496,598	53,830	6,127,305
Brazilian sovereign bonds	9,572,373	-	-	9,572,373
Foreign governments securities	6,508,218	-	-	6,508,218
Mutual funds	2,950,583	-	-	2,950,583
Marketable equity securities and other stocks	11,153,243	1,104,155	33,623	12,291,021
Financial assets at fair value through other comprehensive income	180,357,973	5,227,899	256,103	185,841,975
Total	412,027,615	30,755,007	348,360	443,130,982

Derivative Assets and Liabilities

The Company’s derivative positions are determined using quantitative models that require the use of multiple inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors. The majority of market inputs are observable and can be obtained, from B3 (principal source) and the secondary market. Exchange traded derivatives valued using quoted prices are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange; those are classified as Level 2 or Level 3.

The yield curves are used to determine the fair value by the method of discounted cash flow, for currency swaps and swaps based on other risk factors. The fair value of futures and forward contracts is also determined based on quoted markets prices on the exchanges for exchanges-traded derivatives or using similar methodologies to those described for swaps. The fair value of options is determined using external quoted prices or mathematical models, such as Black-Scholes, using yield curves, implied volatilities and the fair value of the underlying asset. Current market prices are used to determine the implied volatilities. The fair values of derivative assets and liabilities also include adjustments for market liquidity, counterparty credit quality and other specific factors, where appropriate.

The majority of these models do not contain a high level of subjectivity as the methodologies used in the models do not require significant judgment and inputs to the model are readily observable from active quoted markets. Such instruments are generally classified within Level 2 of the valuation hierarchy.

Derivatives that have significant unobservable inputs to their valuation models are classified within Level 3 of the valuation hierarchy.

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total
On December 31, 2019	707,395	755,960	11,479	(39,126)	1,435,708
Included in the result	10,571	(322,991)	-	-	(312,420)
Included in other comprehensive income	-	47,606	-	-	47,606
Acquisitions	54,015	90,000	7,816	(207,346)	(55,515)
Write-offs	(106,643)	(172,135)	-	-	(278,778)
Maturities	(8,902)	(1,502)	-	-	(10,404)
Transfer between categories	(27,152)	27,152	-	-	-
Transfer to other levels (1)	(309,850)	(167,987)	-	-	(477,837)
On December 31, 2020	319,434	256,103	19,295	(246,472)	348,360
Included in the result	99,731	90,605	-	-	190,336
Included in other comprehensive income	-	150,757	-	-	150,757
Acquisitions	112,385	810,015	160,209	(284,479)	798,130
Write-offs	(69,012)	(91,753)	-	-	(160,765)
Transfer to other levels (1)	15,767	200,102	-	-	215,869
On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687
(1)	These instruments were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the papers are transferred from level 3 to level 2.

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities:

	R$ thousand
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total

Interest and similar income	54,132	18,114	72,246
Net trading gains/(losses) realized and unrealized	(85,905)	(311,237)	(397,142)
Total on December 31, 2019	(31,773)	(293,123)	(324,896)

Interest and similar income	9,230	92,123	101,353
Net trading gains/(losses) realized and unrealized	1,341	(367,508)	(366,167)
Total on December 31, 2020	10,571	(275,385)	(264,814)

Interest and similar income	12,982	88,235	101,217
Net trading gains/(losses) realized and unrealized	86,749	153,127	239,876
Total on December 31, 2021	99,731	241,362	341,093

Sensitivity analysis for financial assets classified as Level 3

Scenario	R$ thousand
	On December 31, 2021
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	(31)	(60)	(6)	(1,397)	(2,503)
Price indexes	(16)	(2,015)	(3,898)	-	-	-
Equities	(1,652)	(41,311)	(82,622)	(4,653)	(116,323)	(232,647)

Scenario	R$ thousand
	On December 31, 2020
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	(25)	(3,672)	(6,971)	(4)	(504)	(992)
Price indexes	(4)	(83)	(165)	-	-	-
Equities	(582)	(14,548)	(29,097)	(185)	(4,623)	(9,246)

(1) Values net of taxes.

The sensitivity analyses were carried out based on the scenarios prepared for the dates shown, always taking into consideration market inputs available at the time and scenarios that would adversely impact our positions, in accordance with the scenarios below:

Scenario 1: Based on market information (B3, Anbima, etc.), stresses were applied for 1 basis point on the interest rate and 1.0% variation on prices. For example: for a Real/US dollar exchange rate of R$5.54 a scenario of R$5.60 was used, while for a 1-year fixed interest rate of 11.80%, a 11.81% scenario was applied;

Scenario 2: 25.0% stresses were determined based on market information. For example: for a Real/US dollar exchange rate of R$5.54 a scenario of R$6.93 was used, while for a 1-year fixed interest rate of 11.80%, a 14.74% scenario was applied. The scenarios for other risk factors also had 25.0% stresses in the respective curves or prices; and

Scenario 3: 50.0% stresses were determined based on market information. For example: for a Real/US dollar quote of R$5.54 a scenario of R$8.31 was used, while for a 1-year fixed interest rate of 11.80%, a 17.69% scenario was applied. The scenarios for other risk factors also had 50.0% stresses in the respective curves or prices.

Financial instruments not measured at fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2021
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	83,440,721	-	83,440,721	83,426,816
· Customers	-	-	607,725,289	607,725,289	613,833,607
Securities at amortized cost	88,656,980	80,968,974	10,450,308	180,076,262	184,346,938

Financial liabilities
Deposits from banks	-	-	279,299,225	279,299,225	279,009,280
Deposits from customers	-	-	570,368,593	570,368,593	569,726,250
Securities issued	-	-	155,235,456	155,235,456	166,228,542
Subordinated debt	-	-	55,756,684	55,756,684	54,451,077

	R$ thousand
	On December 31, 2020
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	191,473,570	-	191,473,570	191,424,731
· Customers	-	-	478,250,100	478,250,100	473,637,358
Securities at amortized cost	105,223,797	69,644,416	9,138,672	184,006,885	179,623,894

Financial liabilities
Deposits from banks	-	-	267,240,795	267,240,795	267,280,167
Deposits from customers	-	-	545,341,621	545,341,621	545,292,743
Securities issued	-	-	143,988,723	143,988,723	144,903,825
Subordinated debt	-	-	54,192,090	54,192,090	53,246,232

(1) Amounts of loans and receivables are presented net of the provision for impairment losses.

Below we list the methodologies used to determine the fair values presented above:

Loans and advances to financial institutions: Fair values were estimated for groups of similar loans based upon type of loan, credit quality and maturity. Fair value for fixed-rate transactions was determined by discounted cash flow estimates using interest rates approximately equivalent to our rates for new transactions based on similar contracts. Where credit deterioration has occurred, estimated cash flows for fixed and floating-rate loans have been reduced to reflect estimated losses.

Loans and advances to customers: The fair values for performing loans are calculated by discounting scheduled principal and interest cash flows through maturity using market discount rates and yield curves that reflect the credit and interest rate risk inherent to the loan type at each reporting date. The fair values for impaired loans are based on discounting cash flows or the value of underlying collateral.

The non-performing loans were allocated into each loan category for purposes of calculating the fair-value disclosure. Assumptions regarding cash flows and discount rates are based on available market information and specific borrower information.

Bonds and securities at amortized cost: Financial assets are carried at amortized cost. Fair values are estimated according to the assumptions described in Note 2(d). See Note 24 regarding the amortized cost.

Deposits from banks and customers

The fair value of fixed-rate deposits with stated maturities was calculated using the contractual cash flows discounted with current market rates for instruments with similar maturities and terms. For floating-rate deposits, the carrying amount was considered to approximate fair value.

Funds from securities issued and Subordinated debt

Fair values were estimated using a discounted cash flow calculation that applies interest rates available in the market for similar maturities and terms.

3.6.	Independent Model Validation

The main purpose of the Independent Model Validation Area – AVIM is to verify if the models operate according to the objectives envisaged, as well as if its results are suitable for the uses for which they are intended.

The Independent Model Validation Area adopts a methodology that includes quantitative and qualitative dimensions, assessing the adequacy of processes of governance, construction of models and their assumptions, and use and monitoring of the models.

3.7.	Insurance contracts underwriting risk

Underwriting risk is the risk related to a possible loss event that may occur in the future and for which there is uncertainty over the amount of damages that result from it. The risk arises from an economic situation not matching the Company’s expectations at the time of issuing its underwriting policy with regard to the uncertainties existing both in the definition of actuarial assumptions and in the constitution of technical provisions as well as for pricing and calculating premiums and contributions. In short, it refers to the risk of the frequency or severity of loss events or benefits exceeding the Company’s estimates. In that way, the risk management process seeks to diversify insurance operations, aiming to excel at balancing the portfolio, and is based on the grouping of risks with similar characteristics in order to reduce the impact of individual risks.

Risk underwriting management is carried out by the Technical Superintendence and the policies of underwriting and acceptance of risks are periodically evaluated. In addition, the Board of Risk Management, Internal Controls and Compliance, Information Security and Data Management, an integral part of the framework of risk management, have as one of their main tasks, the structuring of internal models for underwriting risk and the calculation of regulatory capital for these businesses, and to certify the technical provisions, in addition to evaluating the impact of new products in the risk capital of the Company.

Uncertainties over estimated future claim payments

Claims are due as they occur and the Company must indemnify all covered claims that occurred during the contract period, even if the notification occurs after the end of its term. However, claims are reported over a period and a significant portion of these claims are accounted for in the Provisions for Claims Incurred but Not Reported (IBNR). The estimated cost of claims includes direct expenses to be incurred when settling them.

In this way, giving the uncertainties inherent to the process for estimating claims provisions, the final settlement may be different from the original technical provision.

Asset and liability management (ALM)

The Company periodically analyzes future cash flows on assets and liabilities held in portfolio ALM – Asset Liability Management. The method used for ALM analysis is to observe the sufficiency or insufficiency of the present value of the stream of assets in relation to the present value of the stream of liabilities, and the duration of assets in relation to that of liabilities. The aim is to verify that the situation of the portfolio of assets and liabilities is balanced in order to honor the Company’s future commitments to its insured persons.

The actuarial assumptions used to generate the flow of liabilities are in line with international actuarial practices and also with the characteristics of the Company’s product portfolio.

Risk management by product

The continuous monitoring the insurance contract portfolio enables us to track and adjust premiums practiced, as well as to assess the need for alterations. Other monitoring tools in use include: (i) sensitivity analysis, and (ii) algorithmic checks and corporate system notifications (underwriting, issuance and claims).

The main risks associated with Non-Life insurance

The risks associated with Non-Life insurance include, among others:

•	Oscillations in the incidence, frequency and severity of the claims and the indemnifications of claims in relation to the expectations;
•	Unpredictable claims arising from an isolated risk;
•	Inaccurate pricing or inadequate underwriting of risks;
•	Inadequate reinsurance policies or risk transfer techniques; and
•	Insufficient or excessive technical provisions.

Generally, the Non-Life insurance underwritten by the Company is of short duration. The underwriting strategies and goals are adjusted by management and informed through internal guidelines and practice and procedure manuals.

The main risks inherent to the main Non-Life insurance business lines are summarized as follows:

•	Auto insurance includes, among other things, physical damage to the vehicle, loss of the insured vehicle, third-party liability insurance for vehicles and personal accident for passengers; and
•	Business, home and miscellaneous insurance includes, among other things, fire risks (e.g. fire, explosion and business interruption), natural disasters (e.g., earthquakes, storms and floods), as well as liability insurance.

Non-Life insurance risk management

The Board for Risk Management monitors and evaluates risk exposure and undertakes the development, implementation and revision of guidelines related to underwriting. The implementation of these guidelines, the treatment of claims, the reinsurances and the constitution of technical provisions for insurance purposes of these risks are carried out by the technical departments of each risk area. The Technical Departments has developed mechanisms such as the analysis of possible risk accumulations based on monthly reports that identify, quantify and manage accumulated exposures in order to keep them within the limits defined in the internal guidelines.

The main risks associated with Life insurance and Private Pension Plans

Life insurance and Private Pension Plans are generally long-term in nature and, accordingly, various actuarial assumptions are used to manage and estimate the risks involved, such as: assumptions about returns on investments, longevity, mortality and persistence rates in relation to each business unit. Estimates are based on historical experience and on actuarial expectations.

The risks associated with Life insurance and private Pension Plans include:

•	Biometric risks, which includes mortality experience, adverse morbidity, longevity and disability. The mortality risk may refer to policyholders living longer than expected (longevity) or passing away before expected. This is because some products pay a lump sum if the person dies, and others pay regular amounts while the policyholder is alive;
•	Policyholder’s behavior risks, which includes persistence rate experience. Low persistence rates for certain products may result in less policies/private pension plan agreements remaining contracted to help cover fixed expenses and may reduce future positive cash flows of the underwritten business. A low persistence rate may affect liquidity of products which carry a redemption benefit;
•	Group Life-insurance risk results from exposure to mortality and morbidity rates and to operational experience worse than expected on factors such as persistence levels and administrative expenses; and
•	Some Life and Pension Plan products have pre-defined yield guarantees, and thereby face risk from changes in financial markets, returns on investments and interest rates that are managed as a part of market risk.

Life insurance and private pension plan risk management

The Board for Risk Management monitors and assesses risk exposure and is responsible for developing, implementing and reviewing policies relating to underwriting. The implementation of these guidelines, the processing claims and the technical reserves for insurance purposes of these risks are carried out by the Technical Department; The Technical Department has developed mechanisms, such as the analysis of possible risk accumulations based on monthly reports that identify, quantify and manage accumulated exposures to keep them within limits defined by internal policies.

Longevity risks are monitored in relation to the most recent data and to the trends in the environments in which the Company operates. Management monitors exposure to this risk and the capital implications of it in order to manage the possible impacts, as well as to ensure that business has the capital that it may require. The Management adopts improvement assumptions in its calculation of technical provisions in order to predict and thus be covered for possible impacts generated by the improvement in life expectancy of the insured/assisted population.

Mortality and morbidity risks are partially mitigated through reinsurance contracts for catastrophes.

Persistency risk is managed through frequent monitoring of the Company’s historic experience. Management has also defined rules on the management and monitoring of persistence and the implementation of specific initiatives to improve, when appropriate, the renewal of policies that expire.

The risk of a high level of expenses is primarily monitored through the evaluation of the profitability of the business units and the frequent monitoring of expense levels.

The main risks associated with health insurance

The risks associated with health insurance include, among others:

•	Variations in cause, frequency and severity of indemnities of claims compared to expectations;
•	Unforeseen claims resulting from isolated risk;
•	Incorrect pricing or inadequate subscription of risks; and
•	Insufficient or overvalued technical provisions.

For individual health insurance, for which certain provisions are calculated based on expected future cash flows (difference between expected future claims and expected future premiums), there are a number of risks, in addition to those cited above, such as biometric risk, including mortality and longevity experience and the insured’s behavioral risk, which covers persistency experience, as well as interest-rate risk that is managed as a part of market risk.

Management of health insurance risk

The Board for Risk Management monitors and evaluates risk exposure and is responsible for the development, implementation and review of policies that cover subscription, treatment of claims and technical insurance provisions. The implementation of these policies and management of risks are supported by the Superintendent of Actuary and Statistics. The Superintendent of Actuary and Statistics has developed mechanisms, such as statistical reports and performance by type that identify, quantify and manage accumulated exposure in order to keep it within the limits defined by internal policies.

Longevity risk is carefully monitored using the most recent data and tendencies of the environment in which the Company operates. Management monitors exposure to this risk and its capital implications in order to manage possible impacts, as well as the funding that the future business needs.

Persistency risk is managed through the frequent management of the Company’s experience. Management has also established guidelines for the management of persistency in order to monitor and implement specific initiatives, when necessary, to improve retention of policies.

The risk of elevated expenses is primarily monitored through the evaluation of the profitability of business units and the frequent monitoring of expense levels.

Risk Concentration

The Company operates throughout the national territory, so that potential exposures to risk concentration are monitored through management reports where the results of contracts sold within the scope of the business by branch (except Health and Dental) are observed. The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

Product Group	R$ thousand
	On December 31, 2021	On December 31, 2020
Non-Life	6,222,866	5,421,704
Pension Plans	29,157,808	26,118,492
Life insurance	9,550,499	8,275,557

Sensitivity test

The objective of the sensitivity test is to measure the impact on the result and shareholders’ equity of the Company, if isolated reasonably possible changes occur, in assumptions inherent to their operations that might be affected due to the process of risk underwriting and that are considered relevant to the balance sheet date.

As risk factors, the following significant assumptions were identified:

•	Risk-free interest rate – represents the minimum level of return expected by the Company of pension products. The test evaluated the impact of a reduction in the curve of the related interest free of risk;
•	Longevity (Improvement) – represents the life expectancy of an individual, based on the year of their birth, current age and other demographic factors, including sex. The test evaluated the impact of an increase on the estimate of improvement in life expectancy for annuity contracts;
•	Conversion into income – The test evaluated the impact of an increase on the rate of conversion of pension products into income for annuity contracts; and
•	Claims ratio – is the main indicator of insurance contracts and is equivalent to the ratio between expenses and income that the Company received by contract. The test evaluated the impact of an increase on the claims ratio.

Results of sensitivity testing

The sensitivity test for Life insurance and Pension Plans was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below.

	R$ thousand
	On December 31, 2021
	Interest rate	Longevity (improvement)	Conversion to income
Percentage adjustment to each assumption:	Variation of -5%	0.2%	+ 5 b.p.

Total	(177,715)	(57,572)	(34,570)

The sensitivity test for insurance for people, except individual Life insurance, was carried out considering the same bases and groupings of the LAT test with the applications of the variations shown in the table below:

	R$ thousand
	On December 31, 2021
	Interest rate	Longevity (improvement)
Percentage adjustment to each assumption:	Variation of -5%	0.2%

Total	(13,492)	9,269

For Non-Life, life (except individual Life) and Health insurance, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

Product Group	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Non-Life	(32,441)	(33,524)	(32,277)	(33,253)
Life (except individual life)	(26,496)	(27,073)	(26,390)	(26,967)
Health (Health and Dental)	(137,890)	(139,863)	(137,890)	(139,863)

Limitations of sensitivity analysis

Sensitivity analyses show the effect of a change in an important premise while other premises remain unchanged. In real situations, premises and other factors may be correlated. It should also be noted that these sensitivities are not linear and therefore greater or lesser impacts should not be interpolated or extrapolated from these results.

Sensitivity analyses do not take account of the fact that assets and liabilities are highly managed and controlled. Additionally, the Company’s financial position may vary with any movement occurring in the market. For example, the risk management strategy aims to manage exposure to fluctuations in the market. As investment markets move through various levels, management initiatives may include sales of investments, altered portfolio allocations, and other protective measures.

Other limitations of the sensitivity analyses include the use of hypothetical market movements to show the potential risk, which only represents Management’s view of possible market changes in the near future, which cannot be foreseen with certainty, and they also assume that all interest rates move in the same manner.

Credit risk

Credit risk consists of the possible incurrence of losses in value of financial assets and reinsurance assets, as a consequence of noncompliance, by the counterparty, of its financial obligations according to agreed terms with the Company.

This risk may materialize in different ways, among others.

•	Losses arising from delinquency, due to lack of payment of the premium or of the installments by the insured person;
•	Possibility of any issuer of financial asset not making the payment on the due date or the amortizations provided for each security; and
•	Inability or unfeasibility of recovery of commissions paid to brokers when policies are canceled.

Credit risk management

The Company performs various sensitivity analyses and stress tests as tools for management of financial risks. The results of these analyses are used for risk mitigation and to understand the impact on the results and the shareholders’ equity of the Company in normal conditions and in conditions of stress. These tests take into account historical scenarios and scenarios of market conditions provisioned for future periods, and their results are used in the process of planning and decision making, as well as the identification of specific risks arising on financial assets and liabilities held by the Company. The management of credit risk for reinsurance operations includes monitoring of exposures to credit risk of individual counterparts in relation to credit ratings by risk assessment companies, such as Am Best, Fitch Ratings and Standard & Poor’s and Moody’s. The reinsurers are subject to a process of analysis of credit risk on an ongoing basis to ensure that the goals of the mitigation of credit risk will be achieved.

In that sense, credit risk management in the Company is a continuous and evolving process including the mapping, development, evaluation and diagnosis of existing models, instruments and procedures that requires a high level of discipline and control in the analysis of operations to preserve the integrity and independence of processes. It is a process carried out at the corporate level using structured, independent internal procedures based on proprietary documentation and reports, assessed by the risk management structures of the Company and Banco Bradesco, and based on the gradual deployment of internal models for the determination, measurement and calculation of capital.

Meetings are held quarterly of the Executive Committee for Risk Management of Grupo Bradesco Seguros, of the Executive Committee of Investments and, monthly, of the Internal Meeting of Asset Allocation by the area of Investment Management of Bradesco Seguros S.A. for the deliberative negotiations, possessing all the functions, which are necessary for the regulatory/improvement requirement in the processes of management.

Reinsurance policy

No matter how conservative and selective insurers are in the choice of their partners, the purchase of reinsurance presents, naturally embedded in its operation, a credit risk.

The Bradesco Company’s policy for purchasing reinsurance and approval of reinsurers are the responsibility of the Board of Executive Officers, observing to the minimum legal requirements and regulations, some of them aimed at minimizing the credit risk intrinsic to the operation, and considering the shareholders’ equity consistent with amounts transferred.

Another important aspect of managing reinsurance operations is the fact that the Company aims to work within its contractual capacity, thereby avoiding the frequent purchases of coverages in optional agreements and higher exposures to the credit risk.

Practically, all property damage portfolios, except automotive, are hedged by reinsurance which, in most cases, is a combination of proportional and non-proportional plans by risk and/or by event.

Currently, part of the reinsurance contracts (proportional and non-proportional) are transferred to IRB Brasil Resseguros S.A. Some admitted reinsurers participate with lower individual percentages, but all have minimum capital and rating higher than the minimum established by the Brazilian legislation, which, in Management’s judgment, reduces the credit risk.

Exposure to insurance credit risk

Management believes that maximum exposure to credit risk arising from premiums to be paid by insured parties is low, since, in some cases, coverage of claims may be canceled (under Brazilian regulations), if premiums are not paid by the due date. Exposure to credit risk for premium receivables differs between risks yet to be incurred and risks incurred, since there is higher exposure on incurred-risk lines for which coverage is provided in advance of payment of the insurance premium.

The Company is exposed to concentrations of risk with individual reinsurance companies, due to the nature of the reinsurance market and strict layer of reinsurance companies with acceptable loan ratings. The Company manages the exposures of its reinsurance counterparties, limiting the reinsurance companies that may be used, and regularly assessing the default impact of the reinsurance companies.

3.8.	Operational risk

Operational risk is the possibility of incurring losses arising from failures, deficiencies or the inadequacy of internal processes, people, systems, arising from fraud or external events, including legal risk and excluding risks arising from strategic decisions.

Operational Risk Management

The Company approaches operational risk management in a process of continuous improvement, aiming to accompany the dynamic evolution of the business and minimize the existence of gaps that may compromise the quality of this management.

The entire process of Corporate Governance for operational risk management is monitored on a quarterly basis by the executive committees of Grupo Bradesco Seguros and Banco Bradesco, each with its own specificity, having, among others, the following attributes:

• Periodic assessment of operational risks faced and the adequacy of controls and procedures to address the identified risks and their mitigation;

• Development of the Operating Loss Database (BDPO) to report operating losses and corrective actions;

• Training and dissemination of the culture of internal controls;

• Ensuring compliance with the Company's operational risk management and business continuity policies;

• Ensuring the effectiveness of the Company's operational risk management and business continuity process;

• Approve and review the definitions and criteria, mathematical and statistical modeling and calculations referring to the amount of capital allocation;

• Evaluate and submit for validation by the Executive Risk Management Committee, reporting to the specific committees, the policy, structure, roles, procedures and responsibilities of the dependencies involved in the process, as well as the reviews performed annually; and

• Ethical standards.

Within this scenario, the Company has mechanisms for evaluating its Internal Control system to provide reasonable assurance regarding the achievement of its objectives in order to avoid the possibility of loss caused by non-compliance, violation or non-compliance with internal rules and instructions. The internal control environment also contributes to operational risk management, in which the risk map is regularly updated based on self-assessments of risks and controls.